INTANGIBLE ASSET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Intangible assets, amortization expense	$ (6,206)	$ 0	$ (11,696)
Software developments [Member]
Intangible assets, estimated useful lives	5 years		5 years
Intangible assets, amortization method	straight line basis		straight line basis over the estimated useful life of 5 years.
Software licenses fee and others [Member]
Intangible assets, estimated useful lives	5 years
Intangible assets, amortization method	Straight line basis